Collaborative Agreements: (Details Textual) - USD ($)		1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	May. 15, 2014	Mar. 30, 2015	Nov. 19, 2014	Jun. 30, 2014	Sep. 30, 2015	Dec. 31, 2014
Contract Research Organization [Member]
Collaborative Agreements [Line Items]
Commitment To Pay Fees	$ 715,159
Accounts Payable and Accrued Liabilities, Current						$ 417,877
Reduction Of Commitment Fees			$ 657,238
Payments for Fees					$ 687,112
Accounts Payable					377,225
Worldwide Clinical Trials [Member]
Collaborative Agreements [Line Items]
Professional Fees		$ 300,000
Stanford Agreement [Member]
Collaborative Agreements [Line Items]
License Initiation Fee						60,850
Annual License Maintenance Fee					10,000	10,000
Milestone Payments Upon Achievement Of Certain Product						3,700,000
Payment For License Agreement Fees				$ 48,564		48,564
Mount Sinai Agreement [Member]
Collaborative Agreements [Line Items]
License Initiation Fee					25,000	25,000
Annual License Maintenance Fee					10,000	10,000
Milestone Payments Upon Achievement Of Certain Product					3,500,000	3,500,000
Accounts Payable and Accrued Liabilities, Current						12,000
Payment For License Agreement Fees					$ 13,542	$ 11,458